UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices)   (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code:  410.837.3234

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2015

Item 1.  REPORTS TO STOCKHOLDERS.

S E M I - A N N U A L R E P O R T

S e p t e m b e r 30, 2015

Table of Contents

Schedule of Investments	1

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	23

Fund Expenses	30

Additional Information	31

Privacy Policy	33

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.33%
	Business Services - 23.35%
4,647,607	ACI Worldwide, Inc.(a)	$98,157,460
1,270,725	ANSYS, Inc.(a)	112,001,701
356,497	Ellie Mae, Inc.(a)	23,732,005
743,451	Guidewire Software, Inc.(a)	39,090,654
1,658,462	MedAssets, Inc.(a)	33,268,748
4,342,005	NIC, Inc.(b)	76,896,908
304,711	Nuance Communications, Inc.(a)	4,988,119
1,980,840	PROS Holdings, Inc.(a)(b)	43,855,798
77,800	Textura Corp.(a)	2,010,352
931,946	Tyler Technologies, Inc.(a)	139,148,857

		573,150,602

	Consumer Related - 1.75%
211,801	Dolby Laboratories, Inc. - Class A	6,904,712
1,348,897	DTS, Inc.(a)(b)	36,015,550

		42,920,262

	Industrial Products & Systems - 19.95%
1,514,625	Balchem Corp.	92,043,761
373,431	CARBO Ceramics, Inc.	7,091,455
2,748,218	Cognex Corp.	94,456,253
2,469,688	Diodes, Inc.(a)(b)	52,777,233
904,051	Dynamic Materials Corp.(b)	8,624,646
1,284,784	FEI Co.	93,840,623
384,664	FLIR Systems, Inc.	10,766,745
726,017	Geospace Technologies Corp.(a)(b)	10,026,295
1,032,805	Proto Labs, Inc.(a)	69,197,935
1,850,727	Sun Hydraulics Corp.(b)	50,839,471

		489,664,417

	Information/Knowledge Management - 19.53%
1,824,232	American Software, Inc. - Class A(b)	17,184,266
2,093,990	Blackbaud, Inc.	117,514,719
2,257,688	Manhattan Associates, Inc.(a)	140,653,962
2,623,578	NetScout Systems, Inc.(a)	92,795,954
1,795,731	Quality Systems, Inc.	22,410,723
1,796,717	SolarWinds, Inc.(a)	70,503,175
1,607,698	Vocera Communications, Inc.(a)(b)	18,343,834

		479,406,633

	Medical/Health Care - 27.76%
1,729,152	Abaxis, Inc.(b)	76,065,397
1,074,835	Bio-Techne Corp.	99,379,244
717,401	Bruker Corp.(a)	11,786,898
2,750,736	Cantel Medical Corp.(b)	155,966,731
537,848	Cyberonics, Inc.(a)	32,690,401
740,059	Incyte Corp., Ltd.(a)	81,650,710
2,398,127	Medidata Solutions, Inc.(a)	100,985,128
2,454,120	Meridian Bioscience, Inc.(b)	41,965,452
2,508,452	Quidel Corp.(a)(b)	47,359,574

Semi-Annual Report | September 30, 2015	1

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.33% (continued)
	Medical/Health Care - 27.76% (continued)
1,436,744	Veeva Systems, Inc. - Class A(a)	$33,634,177

		681,483,712

	Miscellaneous - 3.99%
2,180,375	Neogen Corp.(a)(b)	98,095,071

Total Common Stocks (Cost $1,322,319,678)		2,364,720,697

SHORT TERM INVESTMENTS - 3.76%
92,358,289	Fidelity Institutional Money Market Portfolio, 0.14%(c)	92,358,289

Total Short Term Investments (Cost $92,358,289)		92,358,289

Total Value of Investments (Cost $1,414,677,967) - 100.09%		2,457,078,986
Liabilities in Excess of Other Assets - (0.09)%		(2,254,309)

Net Assets - 100.00%		$2,454,824,677

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2015.

Common Abbreviations:
Ltd. - Limited.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	23.35%	$573,150,602
Consumer Related	1.75%	42,920,262
Industrial Products & Systems	19.95%	489,664,417
Information/Knowledge Management	19.53%	479,406,633
Medical/Health Care	27.76%	681,483,712
Miscellaneous	3.99%	98,095,071
Cash and Equivalents	3.76%	92,358,289
Liabilities in excess of other assets	(0.09)%	(2,254,309)

Total	100.00%	$2,454,824,677

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

2	www.browncapital.com

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.32%
	Bermuda - 2.25%
9,990	Invesco, Ltd.	$311,988
23,097	Nabors Industries, Ltd.	218,266

		530,254

	Canada - 2.25%
19,300	Canadian Natural Resources, Ltd.	375,876
14,301	Dominion Diamond Corp.	152,816

		528,692

	Denmark - 3.11%
13,657	Novo Nordisk A/S - Class B	732,617

	Finland - 1.47%
9,084	Kone OYJ - Class B	345,116

	France - 8.28%
2,527	Dassault Systemes SA	186,362
1,621	Essilor International SA	197,251
23,866	Flamel Technologies SA(a)(b)	389,255
6,284	Sanofi	596,076
3,744	Societe BIC SA	580,677

		1,949,621

	Germany - 4.51%
4,168	Bayerische Motoren Werke AG	368,953
12,213	Carl Zeiss Meditec AG	341,102
5,418	SAP SE	350,834

		1,060,889

	Hong Kong - 2.01%
610,000	Kingdee International Software Group Co., Ltd.	228,257
126,000	Kingsoft Corp., Ltd.	245,495

		473,752

	Ireland - 14.48%
10,221	DCC PLC	771,390
15,100	ICON PLC(a)	1,071,647
4,221	Paddy Power PLC	486,748
4,099	Shire PLC	279,282
395,127	Total Produce PLC	545,271
7,646	Tyco International PLC	255,835

		3,410,173

	Israel - 3.58%
6,165	Check Point Software Technologies, Ltd.(a)	489,070
6,274	Teva Pharmaceutical Industries, Ltd.(b)	354,230

		843,300

	Italy - 2.82%
31,034	Azimut Holding SpA	665,113

Semi-Annual Report | September 30, 2015	3

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.32% (continued)
	Japan - 10.27%
20,000	Japan Tobacco, Inc.	$616,013
30,700	Mitsubishi Estate Co., Ltd.	623,264
20,900	Rakuten, Inc.	265,507
74,000	Sapporo Holdings, Ltd.	287,450
31,355	Yamaha Motor Co., Ltd.	624,931

		2,417,165

	Mexico - 2.15%
5,659	Fomento Economico Mexicano SAB de CV(b)	505,066

	Netherlands - 4.67%
19,880	QIAGEN NV(a)	512,904
19,068	Wolters Kluwer NV	586,145

		1,099,049

	Singapore - 0.64%
148,424	UOB-Kay Hian Holdings, Ltd.	151,756

	South Africa - 1.58%
13,390	Sasol, Ltd.(b)	372,510

	Spain - 1.68%
9,602	Grifols SA	395,857

	Switzerland - 13.02%
280	Givaudan SA	455,366
147	Lindt & Spruengli AG, Non-Voting	862,000
6,841	Nestle SA	514,163
2,751	Roche Holding AG	725,433
1,227	The Swatch Group AG	454,491
4,139	Transocean, Ltd.	53,476

		3,064,929

	United Kingdom - 16.55%
86,464	BAE Systems PLC	585,584
16,990	Carnival Corp.	844,403
17,504	Diageo PLC	468,814
238,952	Man Group PLC	553,779
321,080	Management Consulting Group PLC	77,107
56,062	Reed Elsevier PLC	960,024
55,464	UBM PLC	407,433

		3,897,144

Total Common Stocks (Cost $21,496,793)		22,443,003

SHORT TERM INVESTMENTS - 3.69%
869,356	Fidelity Institutional Money Market Portfolio, 0.14%(c)	869,356

4	www.browncapital.com

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2015 (Unaudited)

Shares	Value (Note 1)

SHORT TERM INVESTMENTS - 3.69% (continued)
Total Short Term Investments (Cost $869,356)	$869,356

Total Value of Investments (Cost $22,366,149) - 99.01%	23,312,359
Other Assets in Excess of Liabilities - 0.99%	233,941

Net Assets - 100.00%	$23,546,300

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2015.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
A/S - Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Spain, Sweden, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States. (Germany)
SpA - Società Per Azioni is an Italian shared company. (Italy)

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Consumer Discretionary	22.57%	$5,313,805
Consumer Staples	16.13%	3,798,777
Energy	4.34%	1,020,128
Financials	9.78%	2,305,900
Health Care	23.76%	5,595,654
Industrials	8.65%	2,035,032
Information Technology	7.50%	1,765,525
Materials	2.59%	608,182
Cash and Equivalents	3.69%	869,356
Other assets in excess of liabilities	0.99%	233,941

Total	100.00%	$23,546,300

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2015	5

The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.12%
	Consumer Discretionary - 31.46%
16,609	BorgWarner, Inc.	$690,768
4,101	Buffalo Wild Wings, Inc.(a)	793,257
14,832	Dick’s Sporting Goods, Inc.	735,816
15,557	DSW, Inc. - Class A	393,748
15,104	Gentherm, Inc.(a)	678,472
12,794	lululemon athletica, Inc.(a)	648,016
18,746	Michael Kors Holdings, Ltd.(a)	791,831
300	NVR, Inc.(a)	457,566
6,320	Polaris Industries, Inc.	757,578
46,486	PulteGroup, Inc.	877,191
11,032	Restoration Hardware Holdings, Inc.(a)	1,029,396
23,963	Toll Brothers, Inc.(a)	820,493
7,648	Tractor Supply Co.	644,879
4,218	Ulta Salon, Inc.(a)	689,010

		10,008,021

	Consumer Staples - 1.77%
11,582	United Natural Foods(a)	561,843

	Energy - 0.91%
19,499	Atwood Oceanics, Inc.	288,780

	Financials - 17.63%
10,452	Evercore Partners, Inc. - Class A	525,108
4,933	FactSet Research Systems, Inc.	788,343
12,196	Franklin Resources, Inc.	454,423
10,665	MasterCard, Inc. - Class A	961,130
30,002	Stifel Financial Corp.(a)	1,263,084
23,262	T. Rowe Price Group, Inc.	1,616,709

		5,608,797

	Health Care - 18.51%
3,279	Biogen Idec, Inc.(a)	956,845
10,628	Celgene Corp.(a)	1,149,631
5,672	Jazz Pharmaceuticals PLC(a)	753,298
8,028	Masimo Corp.(a)	309,560
18,769	Myriad Genetics, Inc.(a)	703,462
11,092	PAREXEL International Corp.(a)	686,817
6,467	Shire PLC(b)	1,327,222

		5,886,835

	Industrials - 14.79%
9,941	JB Hunt Transport Services, Inc.	709,787
10,061	MSC Industrial Direct Co. - Class A	614,023
50,336	Quanta Services, Inc.(a)	1,218,634
4,804	Stericycle, Inc.(a)	669,245
47,095	Trimble Navigation, Ltd.(a)	773,300
6,084	Waters Corp.(a)	719,190

		4,704,179

	Information Technology - 11.49%
20,160	Akamai Technologies, Inc.(a)	1,392,250

6	www.browncapital.com

The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.12% (continued)
	Information Technology - 11.49% (continued)
9,247	ANSYS, Inc.(a)	$815,030
11,667	Blackbaud, Inc.	654,752
10,870	FEI Co.	793,945

		3,655,977

	Information/Knowledge Management - 1.56%
12,608	SolarWinds, Inc.(a)	494,738

Total Common Stocks (Cost $23,232,085)		31,209,170

SHORT TERM INVESTMENTS - 1.62%
514,306	Fidelity Institutional Money Market Portfolio, 0.14%(c)	514,306

Total Short Term Investments (Cost $514,306)		514,306

Total Value of Investments (Cost $23,746,391) - 99.74%		31,723,476
Other Assets in Excess of Liabilities - 0.26%		84,240

Net Assets - 100.00%		$31,807,716

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2015.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company. (Ireland & United Kingdom)

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Consumer Discretionary	31.46%	$10,008,021
Consumer Staples	1.77%	561,843
Energy	0.91%	288,780
Financials	17.63%	5,608,797
Health Care	18.51%	5,886,835
Industrials	14.79%	4,704,179
Information Technology	11.49%	3,655,977
Information/Knowledge Management	1.56%	494,738
Cash and Equivalents	1.62%	514,306
Other assets in excess of liabilities	0.26%	84,240

Total	100.00%	$31,807,716

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2015	7

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 55.14%
	Argentina - 2.59%
556	MercadoLibre, Inc.	$50,629

	Austria - 1.33%
462	Schoeller-Bleckmann Oilfield Equipment AG	26,039

	Canada - 3.23%
3,570	The Descartes Systems Group, Inc.(a)	63,241

	France - 7.26%
1,346	Albioma SA	22,395
2,849	Flamel Technologies SA(a)(b)	46,467
6,475	GameLoft SE(a)	23,804
1,185	Interparfums SA	30,335
388	Stallergenes Greer(a)	19,072

		142,073

	Germany - 7.70%
6,125	Evotec AG(a)	27,206
834	STRATEC Biomedical AG	48,450
1,570	Wirecard AG	74,918

		150,574

	Ireland - 5.49%
934	Fleetmatics Group PLC(a)	45,850
534	Paddy Power PLC	61,579

		107,429

	Israel - 2.31%
205	CyberArk Software Ltd.(a)	10,279
2,263	Orbotech Ltd.(a)	34,963

		45,242

	Italy - 2.67%
2,435	Azimut Holding SpA	52,186

	Switzerland - 2.17%
125	Partners Group Holding AG	42,357

	United Kingdom - 20.39%
6,817	Abcam PLC	59,915
2,590	Dechra Pharmaceuticals PLC(a)	36,790
1,253	Fidessa Group PLC	34,005
8,530	GW Pharmaceuticals PLC(a)	64,390
2,143	Paypoint PLC	33,131
4,631	Playtech PLC	58,041
24,499	Vectura Group PLC(a)	65,042
1,083	Victrex PLC	29,031

8	www.browncapital.com

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 55.14% (continued)
	United Kingdom - 20.39% (continued)
1,947	The Vitec Group PLC	$18,394

		398,739

Total Common Stocks (Cost $1,078,859)		1,078,509

Total Value of Investments (Cost $1,078,859) - 55.14%		1,078,509
Other Assets in Excess of Liabilities - 44.86%		877,488

Net Assets - 100.00%		$1,955,997

(a)	Non-income producing investment.
(b)	American Depositary Receipt.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Austria, Germany & Switzerland)
Ltd. - Limited.
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Spain, Sweden, & Switzerland)
SpA - Società Per Azioni is an Italian shared company. (Italy)

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Basic Materials	1.49%	$29,031
Communications	2.59%	50,629
Consumer Discretionary	3.15%	61,579
Consumer, Non-cyclical	6.89%	134,833
Energy	1.33%	26,039
Financial	2.17%	42,357
Financials	2.67%	52,186
Health Care	2.38%	46,467
Industrial	2.73%	53,357
Not updated	17.72%	346,811
Technology	12.02%	235,220
Other assets in excess of liabilities	44.86%	877,488

Total	100.00%	$1,955,997

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2015	9

The Brown Capital Management Mutual Funds

Statements of Assets and Liabilities	September 30, 2015 (Unaudited)

	Small Company	International Equity			International Small
	Fund	Fund		Mid Company Fund	Company Fund

Assets:
Unaffiliated Investments, at cost	$934,740,804	$22,366,149		$23,746,391	$1,078,859
Affiliated Investments, at cost	479,937,163	–		–	–

Unaffiliated Investments, at value (Note 1)	$1,723,062,760	$23,312,359		$31,723,476	$1,078,509
Affiliated Investments, at value (Note 1)	734,016,226	–		–	–

Total Investments, at value	$2,457,078,986	$23,312,359		$31,723,476	$1,078,509
Cash	1,347,736	–		–	–
Foreign Cash, at value	–	2,264	*	–	–
Receivables:
Fund shares sold	3,115,484	200,000		107,000	1,956,350
Dividends, interest and reclaims, at value	525,842	49,606	*	11,344	–
Prepaid expenses	52,276	18,666		17,683	–
Due from Advisor	–	–		–	590

Total Assets	2,462,120,324	23,582,895		31,859,503	3,035,449

Liabilities:
Payables:
Investments purchased	1,739,832	–		–	1,078,782
Fund shares redeemed	3,018,221	–		18,447	–
Accrued expenses:
Advisory fees	2,055,888	1,925		3,682	–
Administration fees	25,346	2,924		517	267
Trustees’ fees	8,599	8,599		7,500	72
Custody fees	40,311	64		1,312	27
Transfer agent fees	47,311	2,719		367	93
Chief compliance officer fees	298	–		–	28
12b-1 fees - Investor Class	297,948	269		3,790	–
Legal and audit fees	20,000	17,509		16,026	160
Printing fees	35,681	726		–	–
Other expenses	6,212	1,860		146	23

Total Liabilities	7,295,647	36,595		51,787	1,079,452

Net Assets	$2,454,824,677	$23,546,300		$31,807,716	$1,955,997

Net Assets Consist of:
Paid-in capital	$1,204,456,751	$24,727,898		$10,456,211	$1,956,350
Accumulated net investment income/(loss)	(16,324,780)	135,435		(42,299)	(80)
Accumulated net realized gain/(loss) on investments, affiliated
investments and foreign currency transactions	224,291,687	(2,260,743)		13,416,719	–
Net unrealized appreciation/(depreciation) on investments,
affiliated investments and foreign currency translations	1,042,401,019	943,710		7,977,085	(273)

Net Assets	$2,454,824,677	$23,546,300		$31,807,716	$1,955,997

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per
Share	$71.42	$11.80		$23.37	$10.00
Net Assets	$1,766,634,513	$1,276,240		$17,563,234	$49,991
Shares Outstanding, no par value (unlimited shares authorized)	24,736,689	108,123		751,370	5,000

Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per
Share	$71.99	$11.83		$23.65	$10.00
Net Assets	$688,190,164	$22,270,060		$14,244,482	$1,906,006
Shares Outstanding, no par value (unlimited shares authorized)	9,559,309	1,883,031		602,347	190,635

*	At Cost; $2,270 for Foreign Cash and $52,100 for dividends and reclaims.

See Notes to Financial Statements.

10	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Operations	For the Six Months Ended September 30, 2015 (Unaudited)

	Small Company	International Equity		International Small
	Fund	Fund	Mid Company Fund	Company Fund(a)

Investment Income:
Dividends	$2,668,588	$271,230	$220,991	$–
Dividends from affiliated investments	2,823,515	–	–	–
Foreign taxes withheld	–	(28,838)	–	–

Total Investment Income	5,492,103	242,392	220,991	–

Expenses:
Advisory fees (Note 2)	13,494,615	96,471	197,397	–
Administration fees (Note 2)	148,391	4,471	3,466	267
Transfer agent fees (Note 2)	228,404	17,025	21,251	93
Custody fees	135,125	6,152	3,974	27
Registration fees	27,497	18,445	18,529	–
12b-1 Fees - Investor Class (Note 2)	2,013,076	1,926	26,413	–
Legal fees (Note 2)	23,161	22,919	37,919	97
Audit and tax preparation fees	7,499	6,751	5,267	64
Trustees’ fees and expenses	17,820	17,820	16,720	72
Compliance services fees (Note 2)	7,048	6,751	6,751	28
Printing fees	115,631	1,303	6,487	–
Other expenses	33,242	3,533	2,291	22

Total Expenses	16,251,509	203,567	346,465	670
Expenses waived/reimbursed by Advisor - Investor Class (Note 2)	–	(7,203)	(38,751)	(15)
Expenses waived/reimbursed by Advisor - Institutional Class
(Note 2)	–	(87,249)	(44,424)	(575)

Net Expenses	16,251,509	109,115	263,290	80

Net Investment Income/(Loss)	(10,759,406)	133,277	(42,299)	(80)

Realized and Unrealized Gain/(Loss) on:
Net realized gain from investments	107,633,065	2,448	11,674,219	–
Net realized gain from affiliated investments	17,263,439	–	–	–
Net realized gain from foreign currency transactions	–	2,113	–	–
Net change in unrealized depreciation of investments	(234,795,514)	(1,933,306)	(15,648,381)	(350)
Net change in unrealized appreciation of foreign currency
translations	–	444	–	77

Net Realized and Unrealized Loss on Investments and Foreign Currencies	(109,899,010)	(1,928,301)	(3,974,162)	(273)

Net Decrease in Net Assets Resulting From Operations	$(120,658,416)	$(1,795,024)	$(4,016,461)	$(353)

(a)	The Fund commenced operations on September 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	11

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2015	Year Ended	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015	(Unaudited)	March 31, 2015(a)

Operations:
Net investment income/(loss)	$(10,759,406)	$(15,876,075)	$133,277	$62,956
Net realized gain from investments, affiliated investments and foreign currency transactions	124,896,504	212,581,573	4,561	287,582
Net change in unrealized appreciation/(depreciation) of investments, affiliated investments and foreign currency translations	(234,795,514)	33,163,113	(1,932,862)	(344,136)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(120,658,416)	229,868,611	(1,795,024)	6,402

Distributions to Shareholders: (Note 4)
Net investment income
Investor	–	–	–	(963)
Institutional	–	–	–	(38,193)
Net realized gains from investment transactions
Investor	–	(103,255,113)	–	–
Institutional	–	(32,436,915)	–	–

Net Decrease in Net Assets from Distributions	–	(135,692,027)	–	(39,156)

Capital Share Transactions:
Shares sold
Investor	195,527,727	408,533,002	277,637	8,428,994
Institutional	126,741,455	226,926,945	10,914,343	13,344,544
Reinvested dividends and distributions
Investor	–	99,003,547	–	890
Institutional	–	29,240,949	–	14,577
Shares redeemed, net of redemption fees (Note1)
Investor	(411,500,061)	(802,266,300)	(596,307)	(14,449,298)
Institutional	(64,184,463)	(190,048,037)	(190,542)	(175,740)

Net Increase/(Decrease) in Net Assets Resulting from Capital
Share Transactions	(153,415,342)	(228,609,894)	10,405,131	7,163,967

Net Increase/(Decrease) in Net Assets	(274,073,758)	(134,433,311)	8,610,107	7,131,213
Net Assets:
Beginning of Period	2,728,898,435	2,863,331,746	14,936,193	7,804,980

End of Period	$2,454,824,677	$2,728,898,435	$23,546,300	$14,936,193

Accumulated Net Investment Income/(Loss)	$(16,324,780)	$(5,565,374)	$135,435	$2,158

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2015	Year Ended	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015	(Unaudited)	March 31, 2015(a)

Share Information:
Investor Class:
Shares sold	2,589,875	5,739,473	21,272	664,042
Reinvested distributions	–	1,416,360	–	76
Shares redeemed	(5,380,520)	(11,344,488)	(45,401)	(1,151,557)

Net Decrease in Capital Shares	(2,790,645)	(4,188,655)	(24,129)	(487,439)
Shares Outstanding, Beginning of Year	27,527,334	31,715,989	132,252	619,691

Shares Outstanding, End of Year	24,736,689	27,527,334	108,123	132,252

Share Information:
Institutional Class:
Shares sold	1,667,584	3,171,478	848,157	1,062,472
Reinvested distributions	–	415,650	–	1,240
Shares redeemed	(841,923)	(2,653,926)	(14,943)	(13,895)

Net Increase in Capital Shares	825,661	933,202	833,214	1,049,817
Shares Outstanding, Beginning of Year	8,733,648	7,800,446	1,049,817	–

Shares Outstanding, End of Year	9,559,309	8,733,648	1,883,031	1,049,817

(a)	The Fund began offering Institutional Class Shares on August 1, 2014.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	13

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

			International Small
	Mid Company Fund		Company Fund

	For the Six		For the Period
	Months Ended	For the	Ended
	September 30, 2015	Year Ended	September 30, 2015
	(Unaudited)	March 31, 2015	(Unaudited)(a)

Operations:
Net investment loss	$(42,299)	$(320,327)	$(80)
Net realized gain from investments	11,674,219	6,726,962	–
Net change in unrealized depreciation of investments	(15,648,381)	(2,000,138)	(273)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,016,461)	4,406,497	(353)

Distributions to Shareholders: (Note 4)
Net realized gains from investment transactions
Investor	–	(1,791,192)	–
Institutional	–	(3,669,095)	–

Net Decrease in Net Assets from Distributions	–	(5,460,288)	–

Capital Share Transactions:
Shares sold
Investor	672,432	7,563,754	50,000
Institutional	1,819,639	8,928,537	1,906,350
Reinvested dividends and distributions
Investor	–	1,697,912	–
Institutional	–	3,433,315	–
Shares redeemed, net of redemption fees (Note 1)
Investor	(3,864,999)	(15,282,123)	–
Institutional	(42,350,665)	(8,554,873)	–

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(43,723,593)	(2,213,479)	1,956,350

Net Increase/(Decrease) in Net Assets	(47,740,054)	(3,267,268)	1,955,997
Net Assets:
Beginning of Period	79,547,770	82,815,038	–

End of Period	$31,807,716	$79,547,770	$1,955,997

Accumulated Net Investment Loss	$(42,299)	$–	$(80)

Share Information:
Investor Class:
Shares sold	26,295	287,518	5,000
Reinvested distributions	–	68,658	–
Shares redeemed	(149,241)	(587,635)	–

Net Increase/(Decrease) in Capital Shares	(122,946)	(231,459)	5,000
Shares Outstanding, Beginning of Period	874,316	1,105,775	–

Shares Outstanding, End of Period	751,370	874,316	5,000

Share Information:
Institutional Class:
Shares sold	72,853	339,688	190,635
Reinvested distributions	–	137,498	–
Shares redeemed	(1,576,623)	(327,641)	–

Net Increase/(Decrease) in Capital Shares	(1,503,770)	149,545	190,635
Shares Outstanding, Beginning of Period	2,106,117	1,956,572	–

Shares Outstanding, End of Period	602,347	2,106,117	190,635

(a)	The Fund commenced operations on September 30, 2015.

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the		For the		For the		For the		For the
	September 30,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Investor Class	2015 (Unaudited)		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012(a)		March 31, 2011

Net Asset Value, Beginning of Year	$75.13		$72.39		$57.91		$49.32		$47.88		$36.44

Income/(Loss) from Investment
Operations:
Net Investment Loss	(0.32	)(b)	(0.47	)(b)	(0.54	)(b)	(0.07	)(b)	(0.31	)(b)	(0.23)
Net Realized and Unrealized
Gain/(Loss) on Investments	(3.39)		7.12		16.22		9.47		1.75		11.86

Total from Investment Operations	(3.71)		6.65		15.68		9.40		1.44		11.63

Less Distributions:
Distributions (from capital gains)	–		(3.91)		(1.20)		(0.81)		–		(0.19)

Total Distributions	–		(3.91)		(1.20)		(0.81)		–		(0.19)

Net Asset Value, End of Year	$71.42		$75.13		$72.39		$57.91		$49.32		$47.88

Total Return(c)	(4.94	%)(d)	9.59%		27.12%		19.36%		3.01%		31.98%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$1,766,635		$2,068,125		$2,295,960		$1,666,796		$1,457,641		$1,178,279
Average Net Assets for the Year (000s)	$2,013,076		$2,020,100		$2,089,066		$1,391,562		$1,340,963		$854,095
Ratio of Expenses to Average Net Assets	1.25	%(e)(f)	1.25	%(f)	1.25	%(f)	1.27	%(f)	1.21	%(f)	1.19%
Ratio of Net Investment Loss to Average
Net Assets	(0.85	%)(e)	(0.65%)		(0.81%)		(0.13%)		(0.68%)		(0.68%)
Portfolio Turnover Rate	6	%(d)	11%		5%		15%		21%		7%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not Annualized.
(e)	Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	15

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Period Ended
Institutional Class	2015 (Unaudited)		March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012(a)

Net Asset Value, Beginning of Period	$75.66		$72.74	$58.06	$49.35	$43.19

Income/(Loss) from Investment
Operations:
Net Investment Income/(Loss)(b)	(0.25)		(0.32)	(0.41)	0.24	(0.08)
Net Realized and Unrealized
Gain/(Loss) on Investments	(3.42)		7.15	16.29	9.28	6.24

Total from Investment Operations	(3.67)		6.83	15.88	9.52	6.16

Less Distributions:
Distributions (from capital gains)	–		(3.91)	(1.20)	(0.81)	–

Total Distributions	–		(3.91)	(1.20)	(0.81)	–

Net Asset Value, End of Period	$71.99		$75.66	$72.74	$58.06	$49.35

Total Return(c)	(4.85	%)(d)	9.80%	27.40%	19.59%	14.26	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$688,190		$660,774	$567,372	$209,600	$5,465
Average Net Assets for the Period (000s)	$685,847		$599,850	$380,193	$85,751	$2,086
Ratio of Expenses to Average Net Assets	1.06	%(e)	1.05%	1.05%	1.08%	1.21	%(e)
Ratio of Net Investment Income/(Loss)
to Average Net Assets	(0.65	%)(e)	(0.45%)	(0.60%)	0.47%	(0.59	%)(e)
Portfolio Turnover Rate	6	%(d)	11%	5%	15%	21	%(d)(f)

(a)	The Fund began offering Institutional Class Shares on December 15, 2011.
(b)	Calculated using average shares method.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

16	www.browncapital.com

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the		For the		For the		For the		For the
	September 30,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Investor Class	2015 (Unaudited)		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012(a)		March 31, 2011

Net Asset Value, Beginning of Year	$12.63		$12.59		$10.35		$9.06		$10.02		$9.57

Income/(Loss) from Investment Operations:
Net Investment Income	0.12	(b)	0.10	(b)	0.02	(b)	0.10	(b)	0.04	(b)	0.05
Net Realized and Unrealized Gain/(Loss) on Investments	(0.95)		(0.05)		2.38		1.26		(0.88)		0.59

Total from Investment Operations	(0.83)		0.05		2.40		1.36		(0.84)		0.64

Less Distributions:
Dividends (from net investment income)	–		(0.01)		(0.16)		(0.07)		(0.12)		(0.19)

Total Distributions	–		(0.01)		(0.16)		(0.07)		(0.12)		(0.19)

Redemption Fees Added to Paid-in Capital (Note 1)	–		0.00	(c)	–		–		–		–

Net Asset Value, End of Year	$11.80		$12.63		$12.59		$10.35		$9.06		$10.02

Total Return(d)	(6.57	%)(e)	0.40%		23.31%		15.03%		(8.22%)		6.79%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$1,276		$1,671		$7,805		$6,424		$9,758		$10,696
Average Net Assets for the Year (000s)	$1,541		$4,014		$6,959		$7,307		$10,017		$11,461
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements	2.19	%(f)(g)	2.84	%(g)	3.47	%(g)	3.50	%(g)	3.02	%(g)	2.91%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements	1.25	%(f)(g)	1.60	%(g)(h)	2.00	%(g)	2.00	%(g)	2.00	%(g)	2.00%
Ratio of Net Investment Income to
Average Net Assets	1.81	%(f)	0.79%		0.20%		1.13%		0.45%		0.48%
Portfolio Turnover Rate	1	%(e)	12%		9%		10%		17%		28%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)	Less than $0.005 per share.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Annualized.
(g)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(h)	Effective June 30, 2014, the net expense limitation changed from 1.75% to 1.00%, excluding 12b-1 fees.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	17

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the
	September 30, 2015		Period Ended
Institutional Class	(Unaudited)		March 31, 2015(a)

Net Asset Value, Beginning of Period	$12.64		$12.56

Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.08		0.03
Net Realized and Unrealized Gain/(Loss) on Investments	(0.89)		0.09	(c)

Total from Investment Operations	(0.81)		0.12

Less Distributions:
Dividends (from net investment income)	–		(0.04)

Total Distributions	–		(0.04)

Net Asset Value, End of Period	$11.83		$12.64

Total Return(d)	(6.41	%)(e)	0.94	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$22,270		$13,266
Average Net Assets for the Period (000s)	$19,897		$12,783
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.88	%(f)	2.54	%(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.00	%(f)	1.00	%(f)
Ratio of Net Investment Income to Average Net Assets	1.20	%(f)	0.37	%(f)
Portfolio Turnover Rate	1	%(e)	12	%(e)(g)

(a)	The Fund began offering Institutional Class Shares on August 1, 2014.
(b)	Calculated using average shares method.
(c)
The amount of net realized and unrealized gain on investment per share for the period ended March 31, 2015 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2015.

See Notes to Financial Statements.

18	www.browncapital.com

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended
	September 30,		For the		For the		For the		For the		For the
	2015		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Investor Class	(Unaudited)(a)		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012(b)		March 31, 2011

Net Asset Value, Beginning of Year	$26.49		$26.92		$21.87		$20.76		$20.39		$15.71

Income/(Loss) from Investment
Operations:
Net Investment Loss	(0.05	)(c)	(0.15	)(c)	(0.14)	(c)	(0.06)	(c)	(0.10)	(c)	(0.06)
Net Realized and Unrealized
Gain/(Loss) on Investments	(3.07)		1.53		5.19		1.52		0.49		4.81

Total from Investment Operations	(3.12)		1.38		5.05		1.46		0.39		4.75

Less Distributions:
Distributions (from capital gains)	–		(1.81)		–		(0.35)		(0.02)		(0.07)

Total Distributions	–		(1.81)		–		(0.35)		(0.02)		(0.07)

Net Asset Value, End of Year	$23.37		$26.49		$26.92		$21.87		$20.76		$20.39

Total Return(d)	(11.78	%)(e)	5.60%		23.09%		7.24%		1.94%		30.30%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$17,563		$23,163		$29,763		$25,404		$36,400		$23,484
Average Net Assets for the Year (000s)	$21,130		$28,207		$28,217		$25,883		$30,165		$12,678
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and
Reimbursements	1.52	%(f)(g)	1.28	%(g)	1.27	%(g)	1.41	%(g)	1.63	%(g)	2.03%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and
Reimbursements	1.15	%(f)(g)	1.15	%(g)	1.15	%(g)	1.15	%(g)	1.25	%(g)	1.30%
Ratio of Net Investment Loss to Average
Net Assets	(0.37	%)(f)	(0.57%)		(0.58%)		(0.32%)		(0.52%)		(0.54%)
Portfolio Turnover Rate	17	%(e)	41%		16%		29%		18%		38%

(a)	Prior to July 29, 2015, the Brown Capital Management Mid Company Fund was known as the Brown Capital Management Mid-Cap Fund.
(b)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(c)	Calculated using average shares method.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Annualized.
(g)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	19

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the
	2015		Year Ended	Year Ended	Year Ended	Period Ended
Institutional Class	(Unaudited)(a)		March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012(b)

Net Asset Value, Beginning of Period	$26.77		$27.11	$21.94	$20.77	$17.52

Income/(Loss) from Investment
Operations:
Net Investment Loss(c)	(0.00	)(d)	(0.08)	(0.08)	(0.01)	(0.01)
Net Realized and Unrealized
Gain/(Loss) on Investments	(3.12)		1.55	5.25	1.53	3.28

Total from Investment Operations	(3.12)		1.47	5.17	1.52	3.27

Less Distributions:
Distributions (from capital gains)	–		(1.81)	–	(0.35)	(0.02)

Total Distributions	–		(1.81)	–	(0.35)	(0.02)

Net Asset Value, End of Period	$23.65		$26.77	$27.11	$21.94	$20.77

Total Return(e)	(11.65	%)(f)	5.90%	23.56%	7.53%	18.70	%(f)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$14,244		$56,385	$53,052	$39,017	$5,948
Average Net Assets for the Period (000s)	$31,509		$53,622	$45,629	$28,187	$1,884
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements	1.18	%(g)	1.04%	1.02%	1.15%	1.42	%(g)
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements	0.90	%(g)	0.90%	0.90%	0.90%	0.90	%(g)
Ratio of Net Investment Loss to Average
Net Assets	(0.02	%)(g)	(0.30%)	(0.33%)	(0.03%)	(0.12	%)(g)
Portfolio Turnover Rate	17	%(f)	41%	16%	29%	18	%(f)(h)

(a)	Prior to July 29, 2015, the Brown Capital Management Mid Company Fund was known as the Brown Capital Management Mid-Cap Fund.
(b)	The Fund began offering Institutional Class Shares on December 15, 2011.
(c)	Calculated using average shares method.
(d)	Less than $0.005 per share.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Not Annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

20	www.browncapital.com

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Period Ended
Investor Class	September 30, 2015(a)

Net Asset Value, Beginning of Year	$10.00

Income/(Loss) from Investment Operations:
Net Investment Income(b)	(0.00	)(c)
Net Realized and Unrealized Gain on Investments	–

Total from Investment Operations	(0.00)	(c)

Net Asset Value, End of Year	$10.00

Total Return(d)	–	%(e)

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$50
Average Net Assets for the Year (000s)	$50
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	12.54	%(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.26	%(f)
Ratio of Net Investment Loss to Average Net Assets	(1.26	%)(f)
Portfolio Turnover Rate	–	%(e)

(a)	The Fund began offering Investor Class Shares on September 30, 2015.
(b)	Calculated using average shares method.
(c)	Less than ($0.005) per share.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	21

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Period Ended
Institutional Class	September 30, 2015(a)

Net Asset Value, Beginning of Period	$10.00

Income/(Loss) from Investment Operations:
Net Investment Income(b)	(0.00	)(c)
Net Realized and Unrealized Gain on Investments	–

Total from Investment Operations	(0.00	)(c)

Net Asset Value, End of Period	$10.00

Total Return(d)	–	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,906
Average Net Assets for the Period (000s)	$1,906
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	12.54	%(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.50	%(f)
Ratio of Net Investment Loss to Average Net Assets	(1.50	%)(f)
Portfolio Turnover Rate	–	%(e)

(a)	The Fund began offering Institutional Class Shares on September 30, 2015.
(b)	Calculated using average shares method.
(c)	Less than ($0.005) per share.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

22	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2015 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as diversified management investment companies as defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares.

The primary investment objective of the Mid Company Fund (previously the Mid-Cap Fund) is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund invests at least 80% of its total assets in a portfolio of equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment (“mid sized companies”). Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares. Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently re-designated, as of December 1, 2011, as the “Investor Class” shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its total assets in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment (“small companies”). The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Semi-Annual Report | September 30, 2015	23

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2015 (Unaudited)

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2015:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,364,720,697	$–	$–	$2,364,720,697
Short Term Investments	92,358,289	–	–	92,358,289

Total	$2,457,078,986	$–	$–	$2,457,078,986

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$22,443,003	$–	$–	$22,443,003
Short Term Investments	869,356	–	–	869,356

Total	$23,312,359	$–	$–	$23,312,359

Mid Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$31,209,170	$–	$–	$31,209,170
Short Term Investments	514,306	–	–	514,306

Total	$31,723,476	$–	$–	$31,723,476

24	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2015 (Unaudited)

Small Company International Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,078,509	$–	$–	$1,078,509

Total	$1,078,509	$–	$–	$1,078,509

*  See Schedule of Investments for industry/country classifications.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 during the period.

For the period ended September 30, 2015, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2015, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

					Market Value at		Realized
	Share Balance			Share Balance at	September 30,		Gains
Security Name	at April 1, 2015	Purchases	Sales	September 30, 2015	2015	Dividends	(Losses)

Abaxis, Inc.	1,837,113	–	107,961	1,729,152	$76,065,397	$392,289	$744,640
American Software Inc. (Cl A)	1,935,376	–	111,144	1,824,232	17,184,266	375,961	42,016
Balchem Corp.(a)	1,610,055	–	95,430	1,514,625	92,043,761	–	286,825
Blackbaud Inc.(a)	2,608,142	–	514,152	2,093,990	117,514,719	583,089	13,186,449
Cantel Medical Corp.	2,923,149	–	172,413	2,750,736	155,966,731	146,157	5,773,804
Diodes Inc.	2,650,693	–	181,005	2,469,688	52,777,233	–	(531,296)
DTS, Inc.	736,183	682,580	69,866	1,348,897	36,015,550	–	(593,253)
Dynamic Materials Corp.	968,140	–	64,089	904,051	8,624,646	74,888	(1,231,441)
Geospace Technologies Corp.	775,447	–	49,430	726,017	10,026,295	–	(810,944)
Meridian Bioscience, Inc.	2,267,916	313,476	127,272	2,454,120	41,965,452	907,166	(846,431)
Neogen Corp.	2,320,132	–	139,757	2,180,375	98,095,071	–	2,595,694
Netscout Systems Inc.(a)	2,784,456	–	160,878	2,623,578	92,795,954	–	2,342,137
NIC Inc.	4,615,448	–	273,443	4,342,005	76,896,908	–	(1,601,689)
PROS Holdings, Inc.	2,105,553	–	124,713	1,980,840	43,855,798	–	(650,091)
Quidel Corporation	2,670,694	–	162,242	2,508,452	47,359,574	–	(1,281,241)
Sun Hydraulics Corp	2,297,114	–	446,387	1,850,727	50,839,471	343,965	(405,716)
Vocera Communications Inc.	1,705,518	–	97,820	1,607,698	18,343,834	–	243,976

TOTAL					1,036,370,660	2,823,515	17,263,439

(a)	As of September 30, 2015 no longer an affiliate.

Semi-Annual Report | September 30, 2015	25

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2015 (Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex–dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex–dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions
Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex–date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Fees on Redemptions
The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the International Equity Fund and the International Small Company Fund to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2015, the International Equity Fund and the International Small Company Fund had redemption fees of $3.76 and $0, respectively.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees

			Expense	Advisory
Fund	Average Net Assets	Rate	Limitation Ratio	Fees Waived	Expenses Reimbursed

Small Company Fund	On all assets	1.00%	1.25%	$–	$ –
International Equity Fund	First $100 million	0.90%	1.75%
	Over $100 million	0.75%		33,370	19,348
Mid Company Fund	On all assets	0.75%	0.90%	48,878	–
International Small Company Fund	On all assets	1.00%	1.25%	–	–

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b–1 distribution plan) do not exceed certain limits, which are

26	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2015 (Unaudited)

(at the time this report is being produced) for the Small Company Fund, the International Equity Fund, the Mid Company Fund and the International Small Company Fund, 1.25%, 1.75%, 0.90% and 1.25% of the average daily net assets of those Funds, respectively.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) fiscal years, provided that the particular Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular Fund’s assets exceed $20 million for the Small Company Fund and the International Equity Fund or $15 million for the Mid Company Fund; (ii) the particular Fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires March 31, 2016	Expires March 31, 2017	Expires March 31, 2018	Expires March 31, 2019

International Equity Fund	$109,688	$102,451	$179,158	$94,452
Mid Company Fund	137,539	87,360	112,214	83,175
International Small Company Fund	–	–	–	590

Administrator
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee.

Compliance Services
The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a–1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent
ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds pursuant to a Transfer Agency and Services Agreement. ALPS is compensated under this agreement for these services.

Distributor
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the distributor of their shares.

12b-1 Plan
Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid Company Fund, the International Equity Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the distributor is permitted to return the excess to the Advisor. It is also possible that 12b-1 expenses paid by the Advisor for a period will exceed the payments received by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Semi-Annual Report | September 30, 2015	27

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2015 (Unaudited)

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short–term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities

Small Company Fund	$164,544,590	$362,625,357
International Equity Fund	10,358,352	286,012
Mid Company Fund	8,368,595	51,321,226
International Small Company Fund	1,078,859	–

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2012-2014 and as of and during the six months ended September 30, 2015, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

At September 30, 2015, the tax–basis cost of investments were as follows:

	Small Company Fund	International Equity Fund	Mid Company Fund	International Small Company Fund

Gross unrealized appreciation (excess of value over tax cost)	$1,129,582,230	$3,111,924	$9,381,486	$2,213
Gross unrealized depreciation (excess of tax cost over value)	(101,266,674)	(2,334,866)	(1,580,878)	(2,563)

Net unrealized appreciation	$1,028,315,556	$777,058	$7,800,608	$(350)

Cost of investments for income tax purposes	$1,428,763,430	$22,535,301	$23,922,868	$1,078,859

The difference between book–basis and tax–basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales, and passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and ordinary losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2015, there were no post-October capital loss deferrals on any of the Brown Capital Funds. Small Company Fund, International Equity Fund and Mid Company Fund elect to defer to the period ending March 31, 2016, late year ordinary losses in the amounts of $5,565,374, $0, and $0, respectively.

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Accumulated capital losses noted below represent pre-enactment net capital loss carryforwards, as of March 31, 2015, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the pre-enactment carryovers.

	Expiring in 2017	Expiring in 2018

Small Company Fund	$–	$–
International Equity Fund	1,235,307	806,096
Mid Company Fund	–	–

Brown Capital Management International Equity Fund had post-enactment capital losses for long-term in the amount of $334,275.

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The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2015 (Unaudited)

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund		International Equity Fund		Mid Company Fund
Distributions Paid From:	2015	2014	2015	2014	2015	2014

Ordinary Income	$–	$5,124,126	$39,156	$99,270	$1,272,256	$–
long-term capital gains	135,692,028	40,941,362	–	–	4,188,031	–

Total	$135,692,028	$46,065,488	$39,156	$99,270	$5,460,287	$–

5. COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

6. TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. The Law Offices of John H. Lively and Associates, Inc., a member firm of the 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he received no direct compensation from the Trust or the Funds for serving as an officer of the Trust. As of December 19, 2014, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective December 19, 2014, each Independent Trustee of the Trust receives a $29,000 annual retainer and a $1,500 per meeting fee. Prior to December 19, 2014, each Independent Trustee of the Trust received a $16,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor.

7. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2015, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Semi-Annual Report | September 30, 2015	29

The Brown Capital Management Mutual Funds

Fund Expenses	September 30, 2015 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

				Expenses
				Paid During
				Period
	Beginning	Ending		April 1, 2015 to
	Account Value	Account Value	Expense	September 30,
	April 1, 2015	September 30, 2015	Ratio(a)	2015(b)

Small Company Fund
Investor
Actual	$1,000.00	$950.60	1.25%	$6.10
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.25%	$6.31
Institutional
Actual	$1,000.00	$951.50	1.06%	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	1.06%	$5.35

International Equity Fund
Investor
Actual	$1,000.00	$934.30	1.25%	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.25%	$6.31
Institutional
Actual	$1,000.00	$935.90	1.00%	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05

Mid Company Fund
Investor
Actual	$1,000.00	$882.20	1.15%	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	1.15%	$5.81
Institutional
Actual	$1,000.00	$883.50	0.90%	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	0.90%	$4.55

International Small Company Fund
Investor(c)
Actual	$1,000.00	$1,000.00	1.26%	$0.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.26%	$6.36
Institutional(c)
Actual	$1,000.00	$1,000.00	1.50%	$0.04
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	1.50%	$7.57

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366.

(c)	The actual expense paid during the period is based on the commencement of operations on September 30, 2015.

30	www.browncapital.com

The Brown Capital Management Mutual Funds

Additional Information	September 30, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix A to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1–800–773–3863 and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12–month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. The Funds’ Forms N–Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Funds’ form N–Q by calling the Funds at 1–800–773–3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1–800–SEC–0330, (1–800–732–0330).

3. INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

At a meeting of the Trust’s Board of Trustees held on March 23, 2015, the Trustees unanimously approved an investment advisory agreement (the “Agreement”) between Brown Capital Management, LLC (“BCM” or “Advisor”) and the Trust on behalf of the Brown Capital Management International Small Company Fund (the “Fund”). Counsel reviewed with the Board a memorandum from Counsel dated March 2, 2015 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement for the Fund. Counsel discussed with the Independent Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreement.

The Board discussed the arrangements between the Advisor and the Trust with respect to the Fund. The Board reflected on its discussions regarding the Agreement with representatives of the Advisor, the expense limitation agreement to be put in place for the Fund and the manner in which the Fund was to be managed. Counsel referred the Board to the Meeting materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter from Counsel to the Advisor and the Advisor’s responses to that letter, information on the Advisor’s financial information, a fee comparison analysis for the Fund and comparable mutual funds, and the discussion regarding the Expense Limitation Agreement to be put in place although it was noted that the Advisor had not yet determined the level of the fee cap at this time. Counsel reviewed with the Board the memorandum from Counsel and the proposed Agreement and Expense Limitation Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Agreement.

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of the Services Provided by the Advisor

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Agreement. The Trustees reviewed the services currently being provided by the Advisor to the existing Funds and the services proposed for the Fund including, without limitation, the quality of its investment advisory services since each Fund’s commencement of operations (including research and recommendations with respect to portfolio securities); its procedures for formulating investment decisions and assuring compliance with each Fund’s investment objectives and limitations; and its efforts to promote the Funds and grow the Funds’ assets. The Trustees noted that certain employees of the Advisor served as officers of the Trust, including as a principal executive officer and principal financial officer, without additional compensation. The Trustees considered the coordination of services for the Fund among the Advisor and the service providers and the Independent Trustees. The Trustees noted the quality of the Advisor’s personnel and the commitment to enhance its resources and systems; and the continued cooperation with the Independent Trustees and Counsel. The Trustees evaluated the Advisor’s personnel, including the education and experience of its personnel. After reviewing the foregoing and further information by the Advisor, the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

Investment Performance of the New Series and the Advisor

The Board noted that the Fund had not commenced operations and no investment performance information was available. The Trustees, however, considered the performance information of the Advisor’s International Small Company Composite.

Semi-Annual Report | September 30, 2015	31

The Brown Capital Management Mutual Funds

Additional Information	September 30, 2015 (Unaudited)

Costs of the Services to be Provided and Profits to be Realized by the Advisor

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the financial condition of the Advisor; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered the expected fees and expenses of the Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its intended style of investment management, and its size, among other factors and found the overall expense ratio (after expense waivers) to be on the high end of the Fund’s prospective peers. It was noted that the Morningstar peer group category had a median management fee of 0.98% and the Fund’s proposed management fee was set at 1.25%. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable.

Economies of Scale

In this regard, the Board considered the Fund’s fee arrangements with the Advisor. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangement proposed to be put in place for the Fund. The Trustees noted that the Advisor had not yet determined the rate of the expense limitation arrangement. The Trustees considered that, while the management fee would remain the same at all asset levels, the Fund’s shareholders would benefit from economies of scale under the agreements with service providers other than the Advisor. Following further discussion of the expected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Fund’s investors.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory. The Board of Trustees considered that the Advisor may benefit from the Fund by being able to place a smaller account with or in the Fund.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trustees who are not parties to any investment advisory agreement between the Trust and its investment advisers or interested persons of any such party, voting separately, approved the Agreement upon the terms and for the compensation described therein.

****

Note that following the March 23, 2015 meeting of the Board of Trustees (as described directly above), the Board of Trustees met again on June 16, 2015 and considered a proposal from the Advisor to reduce the advisory fee for the Fund from 1.25% to 1.00%. It was noted that upon further review by the Advisor’s Management Committee of the fee structure for the Fund, a business decision was made to propose to reduce the fee to 1.00%. The Board of Trustees approved the lower fee noting that a more competitive fee would be one set at 1.00% rather than 1.25%. The Trustees indicated their belief that prior findings, as well as the process pursuant to which those prior findings were made at the March 23, 2015, were valid, reflective of their business decision and consistent with the applicable legal standards as described to them by legal counsel to the Trust. They also indicated that the finding to lower the fee was also a valid business judgment that was in the best interest of shareholders.

****

32	www.browncapital.com

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2015 (Unaudited)

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and assets
■ Account balances and transaction history
■ Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-892-4226

Semi-Annual Report | September 30, 2015	33

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2015 (Unaudited)

Who we are
Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management International Small Company Fund.

What we do
How do The Brown Capital Management Mutual Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.
How does The Brown Capital Management Mutual Funds collect my personal information?	We collect your personal information, for example, when you
	■	Open an account or give us your account information
	■	Make deposits or withdrawals from our account
	■	Pay us by check or make a wire transfer
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	■	sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	affiliates from using your information to market to you
	■	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	■	Brown Capital Management, LLC, the investment advisor, is an affiliate of The Brown Capital Management Mutual Funds.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	■	The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	■	The Brown Capital Management Mutual Funds do not jointly market.

34	www.browncapital.com

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1100, Denver, CO 80203

Item 2.  CODE OF ETHICS.

Not applicable.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date:  November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date:  November 30, 2015

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date:  November 30, 2015